Income Tax Expense - Summary of Income Tax Expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Current income tax
Current year	¥ 72,909	$ 10,487	¥ 48,856	¥ 180,254
(Over)/under provision in respect of prior years	27,406	3,942	(21,523)	(124)
Deferred tax
Movement in temporary differences	(41,147)	(5,918)	16,483	12,543
Over provision in respect of prior years	(103)	(15)	0	(135)
Consolidated income tax expense reported in the statement of profit or loss	¥ 59,065	$ 8,496	¥ 43,816	¥ 192,538